Taxation (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
Net operating loss from operations	$ 61,450	$ 33,830
Intangible assets	2,261	2,775
Accrued salary and benefits	7,871	5,366
Others	3,471	2,194
Total deferred tax assets	75,053	44,165
Less: Valuation allowance	(51,431)	(38,464)
Net deferred tax assets	23,622	5,701
Deferred tax liability
Related to acquired intangible assets	1,805	8,301
Withholding tax related to distribution of dividend	22,356	18,814
VAT refund	3,943	4,033
Net deferred tax liabilities	$ 28,104	$ 31,148